Investment Securities	12 Months Ended
Dec. 31, 2013
Investment Securities
Investment Securities

(2) Investment Securities

        The amortized cost and estimated fair value by type of investment security at December 31, 2013 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400

Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$5,096,165	$56,110	$(124,574)	$5,027,701	$5,027,701
Obligations of states and political subdivisions	248,354	8,063	(8,007)	248,410	248,410
Equity securities	28,075	931	(538)	28,468	28,468

Total investment securities	$5,372,594	$65,104	$(133,119)	$5,304,579	$5,304,579

(1)
Included in the carrying value of residential mortgage-backed securities are $1,799,807 of mortgage-backed securities issued by Ginnie Mae, $3,200,042 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $27,852 issued by non-government entities

        The amortized cost and estimated fair value of investment securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$125	$125	$—	$—
Due after one year through five years	2,275	2,275	—	—
Due after five years through ten years	—	—	704	749
Due after ten years	—	—	247,650	247,662
Residential mortgage-backed securities	—	—	5,096,165	5,027,701
Equity securities	—	—	28,075	28,468

Total investment securities	$2,400	$2,400	$5,372,594	$5,304,579

        The amortized cost and estimated fair value by type of investment security at December 31, 2012 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400

Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$5,186,652	$94,585	$(16,033)	$5,265,204	$5,265,204
Obligations of states and political subdivisions	216,962	23,504	(1,791)	238,675	238,675
Equity securities	19,575	1,581	(20)	21,136	21,136

Total investment securities	$5,423,189	$119,670	$(17,844)	$5,525,015	$5,525,015

(1)
Included in the carrying value of residential mortgage-backed securities are $2,035,742 of mortgage-backed securities issued by Ginnie Mae, $3,196,602 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $32,860 issued by non-government entities

        Residential mortgage-backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities.

        The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was $2,250,755,000 and $2,264,525,000, respectively, at December 31, 2013.

        Proceeds from the sale and call of securities available-for-sale were $178,123,000, $1,382,231,000 and $1,102,849,000 during 2013, 2012 and 2011, respectively, which amounts included $177,623,000, $1,338,723,000 and $1,095,815,000 of mortgage-backed securities. Gross gains of $9,601,000, $38,447,000 and $17,318,000 and gross losses of $0, $1,000 and $33,000 were realized on the sales in 2013, 2012 and 2011, respectively.

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$2,459,565	$(98,022)	$420,262	$(26,552)	$2,879,827	$(124,574)
Obligations of states and political subdivisions	55,327	(3,025)	14,292	(4,982)	69,619	(8,007)
Equity securities	19,462	(538)	—	—	19,462	(538)

	$2,534,354	$(101,585)	$434,554	$(31,534)	$2,968,908	$(133,119)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2012 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$738,492	$(5,476)	$32,860	$(10,557)	$771,352	$(16,033)
Obligations of states and political subdivisions	5,117	(114)	10,437	(1,677)	15,554	(1,791)
Equity securities	—	—	56	(20)	56	(20)

	$743,609	$(5,590)	$43,353	$(12,254)	$786,962	$(17,844)

        The unrealized losses on investments in residential mortgage-backed securities are primarily caused by changes in market interest rates. Residential mortgage-backed securities are primarily securities issued by Freddie Mac, Fannie Mae and Ginnie Mae. The contractual cash obligations of the securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. The contractual cash obligations of the securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government; however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities. The decrease in fair value on residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae is due to market interest rates. The Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities; therefore, it is the conclusion of the Company that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other-than-temporarily impaired. In addition, the Company has a small investment in non-agency residential mortgage-backed securities that have strong credit backgrounds and include additional credit enhancements to protect the Company from losses arising from high foreclosure rates. These securities have additional market volatility beyond economically induced interest rate events. It is the conclusion of the Company that the investments in non-agency residential mortgage-backed securities are other-than-temporarily impaired due to both credit and other than credit issues. An impairment charge of $1,374,000 ($893,100, after tax), was recorded in 2013 on the non-agency residential mortgage backed securities. Impairment charges of $1,039,000 ($675,000, after tax) and $977,000 ($635,000, after tax) were recorded in 2012 and 2011, respectively on the non-agency residential mortgage backed securities. The impairment charges represent the credit related impairment on the securities.

        The unrealized losses on investments in other securities are caused by fluctuations in market interest rates. The underlying cash obligations of the securities are guaranteed by the entity underwriting the debt instrument. It is the belief of the Company that the entity issuing the debt will honor its interest payment schedule, as well as the full debt at maturity. The securities are purchased by the Company for their economic value. The decrease in fair value is primarily due to market interest rates and not other factors, and because the Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities, it is the conclusion of the Company that the investments are not considered other-than-temporarily impaired.

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2013 (in Thousands):

Balance at December 31, 2012	$10,432
Impairment charges recognized during period	1,374

Balance at December 31, 2013	$11,806

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2012 (in Thousands):

Balance at December 31, 2011	$9,393
Impairment charges recognized during period	1,039

Balance at December 31, 2012	$10,432

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2011 (in Thousands):

Balance at December 31, 2010	$8,416
Impairment charges recognized during period	977

Balance at December 31, 2011	$9,393